Note 3 - Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
	March 31, 2017	September 30, 2016	Input Hierarchy Level
Assets:
Cash	$245,350	$82,275	Level 1
Restricted cash	314,982	694,157	Level 1
Available-for-sale equity securities	272,736	420,000	Level 1

	2016	2015	Input Hierarchy Level
Assets:
Cash	$82,275	$500,965	Level 1
Restricted cash	694,157	764,662	Level 1
Available-for-sale equity securities	420,000	-	Level 1